Shareholder Report, Holdings (Details) - C000032332	Dec. 31, 2024
City of Philadelphia Water & Wastewater Revenue, PAFR_717893H87
Holdings [Line Items]
Percent of Net Asset Value	1.20%
City of Los Angeles Wastewater System Revenue, CAFR_53945CJY7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
New Jersey Educational Facilities Authority, NJFR_646066F47
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Chicago O'Hare International Airport, ILFR_167593WQ1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, PAFR_709221VE2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Kentucky State Property & Building Commission, KYFR_49151FTM2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
City of Tampa Water & Wastewater System Revenue, FLFR_875291BP0
Holdings [Line Items]
Percent of Net Asset Value	0.80%
County of Baltimore, MDFR_05914GDD7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Chicago O'Hare International Airport, ILFR_167593M58
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Hudson Yards Infrastructure Corp., NYFR_44420RBH2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
New York
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Florida
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Texas
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Illinois
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	6.20%
New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Washington
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	4.80%
District of Columbia
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Virginia
Holdings [Line Items]
Percent of Net Asset Value	4.30%